Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 2,055	$ 4,177	$ 3,011
Accrued expenses		1,212	3,196
Accrued payroll	3,006	2,577	1,986
Other Accrued Expenses	5,179	1,212
Total accounts payable and accrued liabilities	$ 10,240	$ 7,966	$ 8,193